Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 150	$ 66	$ 32,027,696	$ (35,518,584)	$ (3,490,672)
Beginning balance, shares at Dec. 31, 2020	150,000	109
Common stock issued for conversion of debt (1)		$ 25	1,842,828		1,842,853
Common stock issued for conversion of debt, shares		41
Warrants issued in conjunction with debts			1,024,780		1,024,780
Stock-based compensation		$ 1	968,469		968,470
Stock-based compensation, shares		2
Net loss				(6,515,303)	(6,515,303)
Common stock issued for cash (1)		$ 10	846,791		846,801
Common stock issued for cash, shares		17
Common stock issued for conversion of preferred stock (1)		$ 18	827,088		827,106
Common stock issued for conversion of preferred stock, shares		30
Common stock issued for exercised cashless warrants (1)		$ 1	(1)
Common stock issued for exercised cashless warrant, shares		2
Resolution of derivative liability upon exercise of warrants			139,067		139,067
Common stock issued in conjunction with convertible notes		$ 1	133,662		133,663
Common stock issued in conjunction with convertible notes, shares		2
Ending balance at Dec. 31, 2021	$ 150	$ 122	37,810,380	(42,033,887)	(4,223,235)
Ending balance, shares at Dec. 31, 2021	150,000	203
Common stock issued for conversion of debt (1)		$ 289	130,799		131,088
Common stock issued for conversion of debt, shares		481
Warrants issued in conjunction with debts			47,628		47,628
Net loss				(5,966,882)	(5,966,882)
Cumulative-effect adjustment from adoption of ASU 2020-06			(517,500)	439,857	(77,643)
Common stock issued for acquisition of Centurion assets (1)		$ 381	2,475,807		2,476,188
Common stock issued for acquisition of Centurion assets, shares		635
Subscription for share issuance			829,000		829,000
Common stock issued for conversion of preferred stock (1)		$ 108	(108)
Common stock issued for conversion of preferred stock, shares	(108)	180
Common Stock issued in conjunction with convertible notes ⁽ⁱ⁾		$ 18	140,919		140,937
Common stock issued in conjunction with convertible notes, shares		30
Common stock issued for exercised cashless warrants (1)		$ 7	(7)
Common stock issued for exercised cashless warrant, shares		11
Common stock issued for service (1)		$ 153	844,048		844,201
Common stock issued for service, shares		256
Resolution of derivative liability upon exercise of warrants			57,883		57,883
Stock-based compensation			(14,280)		(14,280)
Ending balance at Sep. 30, 2022	$ 150	$ 1,078	41,804,569	(47,560,912)	(5,755,115)
Ending balance, shares at Sep. 30, 2022	149,892	1,796
Beginning balance, value at Dec. 31, 2021	$ 150	$ 122	37,810,380	(42,033,887)	(4,223,235)
Beginning balance, shares at Dec. 31, 2021	150,000	203
Common stock issued for conversion of debt (1)		$ 995	652,801		653,796
Common stock issued for conversion of debt, shares		1,665
Warrants issued in conjunction with debts			47,628		47,628
Stock-based compensation			879,671		879,671
Net loss				(9,818,098)	(9,818,098)
Common stock issued for acquisition of Centurion assets (1)		$ 380	2,475,808		2,476,188
Common stock issued for acquisition of Centurion assets, shares		636
Common stock issued for conversion of preferred stock (1)		$ 108	(108)
Common stock issued for conversion of preferred stock, shares	(108)	180
Common stock issued for exercised cashless warrants (1)		$ 7	(7)
Common stock issued for exercised cashless warrant, shares		11
Common stock issued for service (1)		$ 50	164,970		165,020
Common stock issued for service, shares		83
Resolution of derivative liability upon exercise of warrants			57,883		57,883
Common stock issued in conjunction with convertible notes		$ 18	140,919		140,937
Common stock issued in conjunction with convertible notes, shares		30
Cumulative-effect adjustment from adoption of ASU 2020-06			(517,500)	439,857	(77,643)
Subscription for share issuance (1)		$ 931	930,069		931,000
Subscription for share issuance, shares		1,552
Ending balance at Dec. 31, 2022	$ 150	$ 2,611	42,642,514	(51,412,128)	(8,766,853)
Ending balance, shares at Dec. 31, 2022	149,892	4,360
Beginning balance, value at Jun. 30, 2022	$ 150	$ 954	40,842,698	(45,978,192)	(5,134,390)
Beginning balance, shares at Jun. 30, 2022	149,892	1,591
Common stock issued for conversion of debt (1)		$ 124	101,640		101,764
Common stock issued for conversion of debt, shares		205
Stock-based compensation			31,231		31,231
Net loss				(1,582,720)	(1,582,720)
Subscription for share issuance			829,000		829,000
Ending balance at Sep. 30, 2022	$ 150	$ 1,078	41,804,569	(47,560,912)	(5,755,115)
Ending balance, shares at Sep. 30, 2022	149,892	1,796
Beginning balance, value at Dec. 31, 2022	$ 150	$ 2,611	42,642,514	(51,412,128)	(8,766,853)
Beginning balance, shares at Dec. 31, 2022	149,892	4,360
Common Stock issued for acquisition of Cyren Assets ⁽ⁱ⁾		$ 165	1,999,835		2,000,000
Common stock issued for acquisition of Cyren Assets, shares		165,290
Common stock issued for conversion of debt (1)		$ 12,857	344,735		357,592
Common stock issued for conversion of debt, shares		21,428
Common Stock issued for adjustment to investors in private placement ⁽ⁱ⁾		$ 45,619	(45,619)
Common stock issued for adjustment to investors, shares		77,010
Warrants issued in conjunction with debts			1,682,499		1,682,499
Stock-based compensation		$ 304	641,248		641,552
Stock-based compensation, shares		1,036
Net loss				(2,628,029)	(2,628,029)
Ending balance at Sep. 30, 2023	$ 150	$ 61,556	47,265,212	(54,040,157)	(6,713,239)
Ending balance, shares at Sep. 30, 2023	149,892	269,124
Beginning balance, value at Jun. 30, 2023	$ 150	$ 59,360	43,458,946	(52,060,481)	(8,542,025)
Beginning balance, shares at Jun. 30, 2023	149,892	98,940
Common Stock issued for acquisition of Cyren Assets ⁽ⁱ⁾		$ 165	1,999,835		2,000,000
Common stock issued for acquisition of Cyren Assets, shares		165,290
Common stock issued for conversion of debt (1)		$ 2,049	22,951		25,000
Common stock issued for conversion of debt, shares		4,394
Warrants issued in conjunction with debts			1,682,499		1,682,499
Stock-based compensation		$ (18)	120,981		120,963
Stock-based compensation, shares		500
Net loss				(1,979,676)	(1,979,676)
Common stock issued for cash (1)			(20,000)		(20,000)
Common stock issued for cash, shares
Ending balance at Sep. 30, 2023	$ 150	$ 61,556	$ 47,265,212	$ (54,040,157)	$ (6,713,239)
Ending balance, shares at Sep. 30, 2023	149,892	269,124